SLM Student Loan Trust 2009-2
Quarterly Servicing Report

Distribution Date	7/27/2009
Collection Period	04/21/2009 - 6/30/2009

SLM Funding LLC -	Depositor
Sallie Mae Inc. -	Master Servicer and Administrator
Deutsche Bank -	Indenture Trustee
Bank of New York Trust Company, N.A. -	Eligible Lender Trustee
Southwest Student Services Corp -	Excess Distribution Certificateholder

I. 2009-2 Deal Parameters

	Student Loan Portfolio Characteristics			4/21/2009	Activity	6/30/2009
A	i	Portfolio Balance		$1,965,903,978.17	$12,947,169.12	$1,978,851,147.29
	ii	Interest to be Capitalized		11,997,373.29		10,407,844.84

	iii	Total Pool		$1,977,901,351.46		$1,989,258,992.13
	iv	Capitalized Interest		122,000,000.00		122,000,000.00
	vi	Specified Reserve Account Balance		5,012,175.00		4,973,147.48

	vii	Total Adjusted Pool		$2,104,913,526.46		$2,116,232,139.61

B	i	Weighted Average Coupon (WAC)		5.694%		6.261%
	ii	Weighted Average Remaining Term		249.40		248.51
	iii	Number of Loans		117,538		118,040
	iv	Number of Borrowers		65,569		72,333
	v	Aggregate Outstanding Principal Balance - T-Bill Other		$-		$210,648
	vi	Aggregate Outstanding Principal Balance - T-Bill		$274,404,700		$276,385,934
	vii	Aggregate Outstanding Principal Balance - Commercial Paper		$1,703,496,651		$1,712,662,410
	viii	Pool Factor		1.000000000		0.992213523

					% of O/S		% of O/S
	Notes		Spread	Balance 04/21/2009	Securities	Balance 07/27/2009	Securities

C	i	A Notes 78445NAA6	2.25%	$1,845,143,000.00	100.000%	$1,835,704,607.90	100.000%

		Total Notes		$1,845,143,000.00	100.000%	$1,835,704,607.90	100.000%

	Reserve Account			4/21/2009		7/27/2009
D	i	Required Reserve Acct Deposit (%)		0.25%		0.25%

	ii	Reserve Acct Initial Deposit ($)		$5,012,175.00		$5,012,175.00
	iii	Specified Reserve Acct Balance ($)		$5,012,175.00		$4,973,147.48
	iv	Reserve Account Floor Balance ($)		$3,007,305.00		$3,007,305.00

	v	Current Reserve Acct Balance ($)		$5,012,175.00		$4,973,147.48

	Other Accounts			4/21/2009		07/27/2009
E	i	Supplemental Loan Purchase Account		$26,968,513.54		$0.00
	iii	Capitalized Interest Account		$122,000,000.00		$122,000,000.00
	iv	Floor Income Rebate Account		$0.00		$5,359,872.30

	Asset/Liability			4/21/2009		07/27/2009
F	i	Total Adjusted Pool + Supplemental Loan Purchase/Pre-funding Acct		$2,131,882,040.00		$2,116,232,139.61
	ii	Total Outstanding Balance Notes		$1,845,143,000.00		$1,835,704,607.90
	iii	Difference		$286,739,040.00		$280,527,531.71
	iv	Parity Ratio		1.15540		1.15282

II. 2009-2 Transactions from:	4/21/2009	through:	6/30/2009

A	Student Loan Principal Activity
	i	Regular Principal Collections	$13,616,535.04
	ii	Principal Collections from Guarantor	849,211.47
	iii	Principal Reimbursements	5,859.58
	iv	Other System Adjustments	0.00

	v	Total Principal Collections	$14,471,606.09

B	Student Loan Non-Cash Principal Activity
	i	Other Adjustments	$7,531.09
	ii	Capitalized Interest	(10,050,293.05)

	iii	Total Non-Cash Principal Activity	$(10,042,761.96)

C	Student Loan Principal Purchases		$(17,376,013.25)

D	Total Student Loan Principal Activity		$(12,947,169.12)

E	Student Loan Interest Activity
	i	Regular Interest Collections	$10,627,889.52
	ii	Interest Claims Received from Guarantors	13,427.35
	iii	Collection Fees/Returned Items	264.92
	iv	Late Fee Reimbursements	152,231.70
	v	Interest Reimbursements	1.33
	vi	Other System Adjustments	0.00
	vii	Special Allowance Payments	0.00
	viii	Subsidy Payments	0.00

	ix	Total Interest Collections	$10,793,814.82

F	Student Loan Non-Cash Interest Activity
	i	Interest Accrual Adjustment	$(834.83)
	ii	Capitalized Interest	10,050,293.05

	iii	Total Non-Cash Interest Adjustments	$10,049,458.22

G	Student Loan Interest Purchases		$(117,585.50)

H	Total Student Loan Interest Activity		$20,725,687.54

I	Non-Reimbursable Losses During Collection Period		$0.00

J	Cumulative Non-Reimbursable Losses to Date		$0.00

III. 2009-2 Collection Account Activity	4/21/2009	through	6/30/2009

A	Principal Collections
	i	Principal Payments Received	$12,750,050.19
	ii	Consolidation Principal Payments	1,715,696.32
	iii	Reimbursements by Seller	0.00
	iv	Borrower Benefits Reimbursements	5,621.20
	v	Reimbursements by Servicer	238.38
	vi	Re-purchased Principal	0.00

	vii	Total Principal Collections	$14,471,606.09

B	Interest Collections
	i	Interest Payments Received	$10,607,819.46
	ii	Consolidation Interest Payments	33,497.41
	iii	Reimbursements by Seller	0.00
	iv	Borrower Benefits Reimbursements	0.00
	v	Reimbursements by Servicer	1.33
	vi	Re-purchased Interest	0.00
	vii	Collection Fees/Return Items	264.92
	viii	Late Fees	152,231.70

	ix	Total Interest Collections	$10,793,814.82

C	Other Reimbursements		$455,049.62

D	Reserves in Excess of the Requirement		$39,027.52

E	Administrator Account Investment Income		$0.00

F	Investment Earnings for Period in Trust Accounts		$87,229.32

G	Funds borrowed during previous distribution		$0.00

H	Funds borrowed from subsequent distribution		$0.00

I	Excess Transferred from Supplemental Loan Purchase Account		$9,559,214.18

K	Funds Released from Capitalized Interest Account		$0.00

L	Initial Deposit to the Collection Account		$3,660,000.00

M	TOTAL AVAILABLE FUNDS		$39,065,941.55
	LESS FUNDS PREVIOUSLY REMITTED:
		Servicing Fees to Servicer	$(1,418,730.68)
		Floor Income Rebate Fees to Dept. of Education	$0.00
		Consolidation Loan Rebate Fees to Dept. of Education	$(5,108,194.37)
		Funds Allocated to the Floor Income Rebate Account	$(5,359,872.30)
		Funds Released from the Floor Income Rebate Account	$0.00

N	NET AVAILABLE FUNDS		$27,179,144.20

O	Servicing Fees Due for Current Period		$830,913.77

P	Carryover Servicing Fees Due		$0.00

Q	Administration Fees Due		$20,000.00

R	Total Fees Due for Period		$850,913.77

IV. 2009-2	Portfolio Characteristics

	Weighted Avg Coupon		# of Loans		%*		Principal Amount		% *
STATUS	4/21/2009	6/30/2009	4/21/2009	6/30/2009	4/21/2009	6/30/2009	4/21/2009	6/30/2009	4/21/2009	6/30/2009

INTERIM:
In School
Current	0.000%	0.000%	0	0	0.000%	0.000%	$0.00	$0.00	0.000%	0.000%

Grace
Current	0.000%	0.000%	0	0	0.000%	0.000%	$0.00	$0.00	0.000%	0.000%

TOTAL INTERIM	0.000%	0.000%	0	0	0.000%	0.000%	$0.00	$0.00	0.000%	0.000%

REPAYMENT
Active
Current	5.528%	5.505%	73,107	73,454	62.199%	62.228%	$1,115,792,068.82	$1,119,575,734.98	56.386%	56.577%
31-60 Days Delinquent	6.204%	6.237%	4,869	4,501	4.142%	3.813%	88,583,282.96	77,496,467.15	4.477%	3.916%
61-90 Days Delinquent	6.308%	6.421%	1,972	2,388	1.678%	2.023%	34,881,924.95	39,933,857.43	1.763%	2.018%
91-120 Days Delinquent	6.438%	6.450%	1,121	1,227	0.954%	1.039%	19,252,805.22	21,273,895.08	0.973%	1.075%
> 120 Days Delinquent	6.487%	6.483%	2,937	3,878	2.499%	3.285%	51,987,121.33	66,642,327.92	2.627%	3.368%

Deferment
Current	5.586%	5.637%	21,374	20,171	18.185%	17.088%	382,712,843.11	368,076,837.82	19.340%	18.601%

Forbearance
Current	6.082%	6.049%	12,158	12,358	10.344%	10.469%	272,693,931.78	283,940,415.35	13.780%	14.349%

TOTAL REPAYMENT	5.695%	5.698%	117,538	117,977	100.000%	99.947%	$1,965,903,978.17	$1,976,939,535.73	99.346%	99.903%

Claims in Process (1)	0.000%	6.642%	0	63	0.000%	0.053%	$0.00	$1,911,611.56	0.000%	0.097%
Aged Claims Rejected (2)	0.000%	0.000%	0	0	0.000%	0.000%	$0.00	$0.00	0.000%	0.000%

GRAND TOTAL	5.694%	6.261%	117,538	118,040	100.000%	100.000%	$1,965,903,978.17	$1,978,851,147.29	99.346%	100.000%

(1) Claims filed and unpaid; includes claims rejected aged less than 6 months.
(2) Claims rejected (subject to cure) aged 6 months or more; also includes claims deemed incurable pending repurchase.
* Percentages may not total 100% due to rounding.

V. 2009-2	Interest Accruals

A	Borrower Interest Accrued During Collection Period	$19,636,745.01

B	Interest Subsidy Payments Accrued During Collection Period	1,775,486.89

C	Special Allowance Payments Accrued During Collection Period	56,972.86

D	Investment Earnings Accrued for Collection Period (TRUST ACCOUNTS)	87,229.32

E	Investment Earnings (ADMINISTRATOR ACCOUNTS)	0.00

F	Net Expected Interest Collections	$21,556,434.08

VI. 2009-2	Accrued Interest Factors

		Accrued		Record Date
		Int Factor	Accrual Period	(Days Prior to Distribution Date)	Rate *	Index

A	Class A Interest Rate	0.009153674	04/21/2009 - 07/27/2009	1 NY Business Day	3.39724%	LIBOR

* Pay rates for Current Distribution. For the interest rates applicable to the next distribution date, please see http://www.salliemae.com/salliemae/investor/slmtrust/extracts/abrate.txt .

VII. 2009-2	Inputs From Initial Period	4/21/2009

A	Total Student Loan Pool Outstanding
	i	Portfolio Balance	$1,965,903,978.17
	ii	Interest To Be Capitalized	11,997,373.29

	iii	Total Pool	$1,977,901,351.46
	iv	Capitalized Interest	122,000,000.00
	vi	Specified Reserve Account Balance	5,012,175.00

	vii	Total Adjusted Pool	$2,104,913,526.46

B	Total Note Factor		1.000000000
C	Total Note Balance		$1,845,143,000.00

D	Note Balance 4/21/2009		Class A

	i	Current Factor	1.000000000
	ii	Expected Note Balance	$1,845,143,000.00

	iii	Note Principal Shortfall	$0.00
	iv	Interest Shortfall	$0.00
	v	Interest Carryover	$0.00

E	Reserve Account Balance	$5,012,175.00
F	Unpaid Primary Servicing Fees from Prior Month(s)	$0.00
G	Unpaid Administration fees from Prior Quarter(s)	$0.00
H	Unpaid Carryover Servicing Fees from Prior Quarter(s)	$0.00
I	Interest Due on Unpaid Carryover Servicing Fees	$0.00

VIII. 2009-2            Waterfall for Distributions

			Remaining
			Funds Balance
A	Total Available Funds ( Section III-N )	$27,179,144.20	$27,179,144.20

B	Primary Servicing Fees - Current Month	$830,913.77	$26,348,230.43

C	Administration Fee	$20,000.00	$26,328,230.43

D	Class A Noteholders’ Interest Distribution Amounts	$16,889,838.33	$9,438,392.10

F	Class A Noteholders’ Principal Distribution Amounts	$9,438,392.10	$0.00

H	Reinstate Reserve Account to the Specified Reserve Account Balance	$0.00	$0.00

I	Carryover Servicing Fees	$0.00	$0.00

J	Excess to Certificateholder	$0.00	$0.00

IX. 2009-2           Account Reconciliations

A	Reserve Account
	i	Beginning Balance	$5,012,175.00
	ii	Deposits to correct Shortfall	$0.00
	iii	Total Reserve Account Balance Available	$5,012,175.00
	iv	Required Reserve Account Balance	$4,973,147.48
	v	Shortfall Carried to Next Period	$0.00
	vi	Excess Reserve - Release to Collection Account	$39,027.52
	vii	Ending Reserve Account Balance	$4,973,147.48

B	Supplemental Loan Purchase Account
	Supplemental Purchase Period End Date		5/5/2009
	i	Beginning Balance	$26,968,513.54
	ii	Supplemental Loan Purchases	$(17,409,299.36)
	iii	Transfers to Collection Account	$(9,559,214.18)

	iv	Ending Balance	$0.00

D	Capitalized Interest Account
	Capitalized Interest Account Initial Release Date		1/25/2012
	i	Beginning Balance	$122,000,000.00
	ii	Transfers to Collection Account	$0.00

	iii	Ending Balance	$122,000,000.00

E	Floor Income Rebate Account
	i	Beginning Balance	$0.00
	ii	Deposits for the Period	$5,359,872.30
	iii	Release to Collection Account	$0.00

	iv	Ending Balance	$5,359,872.30

XI. 2009-2            Distributions

A	Distribution Amounts		Class A
	i	Quarterly Interest Due	$16,889,838.33
	ii	Quarterly Interest Paid	16,889,838.33
	iii	Interest Shortfall	$0.00

	vii	Quarterly Principal Due	$13,544,982.14
	viii	Quarterly Principal Paid	9,438,392.10
	ix	Quarterly Principal Shortfall	$4,106,590.04

	x	Total Distribution Amount	$26,328,230.43

B	Principal Distribution Reconciliation
	i	Notes Outstanding Principal Balance	6/30/09	$1,845,143,000.00
	ii	Adjusted Pool Balance	6/30/09	2,116,232,139.61
	iii	Overcollateralization Percentage		115.54%

	iv	Principal Distribution Amount (i - ii / iii)		$13,544,982.14

	v	Principal Distribution Amount Paid		$9,438,392.10

	vi	Principal Shortfall (iv - v)		$4,106,590.04

C		Total Principal Distribution		$9,438,392.10
D		Total Interest Distribution		16,889,838.33

E		Total Cash Distributions		$26,328,230.43

F					Paydown
	Note Balances			4/21/2009	Factor	7/27/2009
	i	A Note Balance	78445NAA6	$1,845,143,000.00		$1,835,704,607.90
		A Note Pool Factor		1.000000000	0.005115263	0.994884737

XI. 2009-2            Historical Pool Information

			4/21/09 - 6/30/09

Beginning Student Loan Portfolio Balance			$1,965,903,978.17

	Student Loan Principal Activity
	i	Regular Principal Collections	$13,616,535.04
	ii	Principal Collections from Guarantor	849,211.47
	iii	Principal Reimbursements	5,859.58
	iv	Other System Adjustments	0.00

	v	Total Principal Collections	$14,471,606.09
	Student Loan Non-Cash Principal Activity
	i	Other Adjustments	$7,531.09
	ii	Capitalized Interest	(10,050,293.05)

	iii	Total Non-Cash Principal Activity	$(10,042,761.96)

	Student Loan Principal Purchases		$(17,376,013.25)

(-)	Total Student Loan Principal Activity		$(12,947,169.12)

	Student Loan Interest Activity
	i	Regular Interest Collections	$10,627,889.52
	ii	Interest Claims Received from Guarantors	13,427.35
	iii	Collection Fees/Returned Items	264.92
	iv	Late Fee Reimbursements	152,231.70
	v	Interest Reimbursements	1.33
	vi	Other System Adjustments	0.00
	vii	Special Allowance Payments	0.00
	viii	Subsidy Payments	0.00

	ix	Total Interest Collections	$10,793,814.82

	Student Loan Non-Cash Interest Activity
	i	Interest Accrual Adjustment	$(834.83)
	ii	Capitalized Interest	10,050,293.05

	iii	Total Non-Cash Interest Adjustments	$10,049,458.22)

	Student Loan Interest Purchases		$(117,585.50)

	Total Student Loan Interest Activity		$20,725,687.54

(=)	Ending Student Loan Portfolio Balance		$1,978,851,147.29

(+)	Interest to be Capitalized		$10,407,844.84

(=)	TOTAL POOL		$1,989,258,992.13

(+)	Capitalized Interest		$122,000,000.00

(+)	Reserve Account Balance		$4,973,147.48

(=)	Total Adjusted Pool		$2,116,232,139.61

XII. 2009-2	Payment History and CPRs

Distribution	Actual	Since Issued
Date	Pool Balances	CPR *

Jul-09	$ 1,989,258,992	0.47%
* Constant Prepayment Rate. Since Issued CPR is based on the current period’s ending pool balance calculated against the period’s projected pool balance as determined at the trust’s statistical cutoff date.